Off-Balance Sheet Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Off Balance Sheet Financial Instruments [Line Items]
Minimum collateral maintained against fair value of client securities loaned plus accrued interest	100.00%
Securities loaned and subject to indemnification	$ 74,400	$ 74,900
Estimated credit exposure from clearing activities	$ 80	$ 68